Variable Interest Entities (Tables)	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Assets and liabilities of PCs	Assets and liabilities of the PCs were as follows ( in thousands ):

	March 31, 2022	December 31, 2021
Total assets	$1,500	$—
Total liabilities	$1,500	$—